Share-Based Compensation and Equity - Restricted Stock Unit Activity (Details) - Restricted Stock Units [Member] - $ / shares shares in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Restricted Stock Units
Unvested, Shares, Beginning balance		700
Forfeited, Shares		(100)
Vested, Shares		(200)
Granted, Shares	[1]	500
Unvested, Shares, Ending balance		900		700
Unvested, Weighted-average grant-date fair value, Beginning balance		$ 33.72
Forfeited, Weighted-average grant-date fair value		33.64
Vested, Weighted-average grant-date fair value		36.03
Granted, Weighted-average grant-date fair value		32.74	[1]	$ 35.25	$ 30.14
Unvested, Weighted-average grant-date fair value, Ending balance		$ 32.53		$ 33.72
One year vest [Member]
Restricted Stock Units
Granted, Shares		33
Minimum | One year vest [Member]
Restricted Stock Units
Granted, Weighted-average grant-date fair value		$ 33.85

[1]	(1) The RSUs granted during the year ended December 31, 2015 include 33 thousand 1-year RSUs to non-employee directors under the 1991 Plan. These RSUs have a weighted-average grant-date fair value between $33.85 and $35.92.